CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares	Oct. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥)
Accounts receivable, allowance for doubtful accounts | ¥		¥ 670		¥ 408			¥ 1,947
Accounts payable	$ 70,625	457,493		300,007
Other current liabilities	$ 23,288	¥ 150,859		¥ 66,786
Convertible redeemable preferred shares:
Par value | $ / shares						$ 0.0001
Ordinary shares:
Par value | $ / shares	$ 0.0001		$ 0.0001			$ 0.0001
Shares authorized	500,000,000	500,000,000		500,000,000
Shares issued	151,471,369	151,471,369		28,058,820
Shares outstanding	151,471,369	151,471,369		28,058,820
VIE [Member]
Accounts payable | ¥		¥ 1,783		¥ 569
Other current liabilities | ¥		¥ 45,078		¥ 3,678
Series A [Member]
Convertible redeemable preferred shares:
Par value | $ / shares			0.0001
Shares authorized				19,622,241
Shares issued				19,622,241
Shares outstanding				19,622,241
Redemption value | ¥				¥ 55,924
Liquidation preference | ¥				¥ 49,098
Series B [Member]
Convertible redeemable preferred shares:
Par value | $ / shares			0.0001
Shares authorized				26,532,203
Shares issued				26,532,203
Shares outstanding				26,532,203
Redemption value | ¥				¥ 202,125
Liquidation preference | ¥				¥ 198,088
Series C1 [Member]
Convertible redeemable preferred shares:
Par value | $ / shares			0.0001
Shares authorized				29,056,332
Shares issued				29,056,332
Shares outstanding				29,056,332
Redemption value | ¥				¥ 355,176
Liquidation preference | ¥				¥ 403,417
Series C2 [Member]
Convertible redeemable preferred shares:
Par value | $ / shares			0.0001
Shares authorized				1,925,063
Shares issued				1,925,063
Shares outstanding				1,925,063
Redemption value | ¥				¥ 21,715
Liquidation preference | ¥				¥ 31,445
Series D [Member]
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001		$ 0.0001
Shares authorized				7,504,324
Shares issued				7,504,324
Shares outstanding				7,504,324
Redemption value | ¥				¥ 150,430
Liquidation preference | ¥				¥ 220,689